Restatement and Other Corrections of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2023
Restatement and Other Corrections of Previously Issued Financial Statements
Restatement and Other Corrections of Previously Issued Financial Statements

NOTE 2 —  Restatement and Other Corrections of Previously Issued Financial Statements

The Company’s management completed an analysis in June 2024 and concluded $7,625,000 of the accrued expenses relating to the fiscal year ended December 31, 2019, were improperly excluded during the year ended December 31, 2019. Through this analysis, the Company concluded that a liability to a vendor was probable and reasonably estimable, and therefore it should have been accrued as at year ended December 31, 2019. Management prepared a quantitative and qualitative analysis of this error, in accordance with the U.S. SEC Staff’s Accounting Bulletin Nos. 99, Materiality, and 108, Quantifying Misstatements, and concluded the impact of the error is material to the Company’s previously reported interim financial statements as of the periods ended June 30, 2023 and September 30, 2023 and the annual financial statements as of and for the years ended December 31, 2023, 2022 and 2021. As a result, the accompanying financial statements as of and for the years ended December 31, 2023 and 2022 and related notes thereto, have been restated or revised, as applicable, to correct the error.

A description of the errors and their impacts on the previously issued financial statements are included below. The correction of the error had no impact on the statements of operations or statements of cash flows previously presented. The statements of members’ equity for the periods previously reported where impacted by the change in accumulated deficit and total members’ deficit as shown in the tables below.

	Year Ended December 31, 2023
	As Previously
	Reported	Adjustment	As Restated
Total assets	$1,349,213	$—	$1,349,213
Accrued expenses and other current liabilities	1,796,258	7,625,000	9,421,258
Total current liabilities	126,222,699	7,625,000	133,847,699
Total liabilities	126,222,699	7,625,000	133,847,699
Accumulated deficit	(151,559,883)	(7,625,000)	(159,184,883)
Total members’ deficit	(151,559,883)	(7,625,000)	(159,184,883)

	Year Ended December 31, 2022
	As Previously
	Reported	Adjustment	As Restated
Total assets	$800,703	$—	$800,703
Accrued expenses and other current liabilities	222,647	7,625,000	7,847,647
Total current liabilities	83,561,870	7,625,000	91,186,870
Total liabilities	90,183,327	7,625,000	97,808,327
Accumulated deficit	(114,034,065)	(7,625,000)	(121,659,065)
Total members’ deficit	(114,034,065)	(7,625,000)	(121,659,065)

	Year Ended December 31, 2021
	As Previously
	Reported	Adjustment	As Restated
Total assets	$840,673	$—	$840,673
Accrued expenses and other current liabilities	252,018	7,625,000	7,877,018
Total current liabilities	71,823,322	7,625,000	79,448,322
Total liabilities	74,911,664	7,625,000	82,536,664
Accumulated deficit	(96,838,428)	(7,625,000)	(104,463,428)
Total members’ deficit	(96,838,428)	(7,625,000)	(104,463,428)

	Nine Months Ended September 30, 2023 (unaudited)
	As Previously
	Reported	Adjustment	As Restated
Total assets	$734,469	$—	$734,469
Accrued expenses and other current liabilities	197,030	7,625,000	7,822,030
Total current liabilities	119,234,564	7,625,000	126,859,564
Total liabilities	119,234,564	7,625,000	126,859,564
Accumulated deficit	(144,658,261)	(7,625,000)	(152,283,261)
Total members’ deficit	(144,658,261)	(7,625,000)	(152,283,261)

	Six Months Ended June 30, 2023 (unaudited)
	As Previously
	Reported	Adjustment	As Restated
Total assets	$824,638	$—	$824,638
Accrued expenses and other current liabilities	204,479	7,625,000	7,829,479
Total current liabilities	111,435,401	7,625,000	119,060,401
Total liabilities	111,452,518	7,625,000	119,077,518
Accumulated deficit	(136,268,316)	(7,625,000)	(143,893,316)
Total members’ deficit	(136,268,316)	(7,625,000)	(143,893,316)